Dividends (Tables)	6 Months Ended
Sep. 30, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of dividends

	Pence per share	Cash dividend paid £m	Scrip dividend £m
Ordinary dividends
Final dividend in respect of the year ended 31 March 2024	39.12	811	643
Interim dividend in respect of the year ended 31 March 2024	19.40	393	320
Final dividend in respect of the year ended 31 March 2023	37.60	1,325	56

For comparability purposes the table below presents dividends per share adjusted for a factor of 1.0811 to reflect the bonus element of the Rights Issue:

	Pence per share (actual)	Impact of Rights Issue	Pence per share (adjusted)
Ordinary dividends
Final dividend in respect of the year ended 31 March 2024	39.12	(2.93)	36.19
Interim dividend in respect of the year ended 31 March 2024	19.40	(1.46)	17.94
Final dividend in respect of the year ended 31 March 2023	37.60	(2.82)	34.78